Fair Value Measurements - Consolidated Statement of Comprehensive Income / (Loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Unrealized loss from hedging interest rate swaps recognized in Other Comprehensive loss before reclassifications	$ (1,433)	$ 0	$ 0
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs	1,055	0	0
Unrealized loss from hedging interest rate swaps, net	$ (378)	$ 0	$ 0